FUND/PLAN SERVICES, INC.
                      #2 West Elm Street
                    Conshohocken, PA 19428
                        (610) 834-3598




March 5, 1996



SECURITIES AND EXCHANGE COMMISSION
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  CT&T FUNDS (the "Registrant")
     No. 033-68666
     No. 811-08004


Dear Sir or Madam:

This letter is to certify that the form of Prospectus and the Statement of Additional Information that would have been filed under paragraph (b) or
(c) of Rule 497 under the Securities Act of 1933 by the above-referenced Registrant would not have differed from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form N-1A, which was electronically filed on behalf of the Registrant on or about February 22, 1996.

Please contact the undersigned at the above number should you have any questions.

Sincerely,


Deborah Ann Potter
Manager, Compliance Administration

cc   Kenneth C. Anderson
          Vice President, CT&T Funds
     Arthur J. Simon, Esq.
          Gardner, Carton & Douglas